Accrued Expenses and Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2014
Accrued Expenses and Other Liabilities
Accrued expenses and other liabilities

	As of December 31,
	2013	2014
	RMB	RMB

Accrued salaries and welfare	19,740	17,964
Accrued advertising expenses	2,371	2,388
Accrued network support expenses	1,908	1,801
Business and other tax payable	3,304	4,093
Professional and other service fees	6,556	9,262
Deposits received from matchmaking service agencies	2,850	8,980
Others	5,616	6,652
Balance as at December 31	42,345	51,140
Less: Current portion	39,615	45,490
Non-current portion	2,730	5,650